SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2004

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

03-01    GF    20000     8.0923       9.73	       Weeden & Co.
03-02   " "    14000     8.1000       9.69              " "
03-03   " "     4000     7.9800       9.44		  " "
03-04   " "     7200     7.9572       9.49		  " "
03-05   " "     4000     7.9565       9.74              " "
03-08   " "    24000     8.0975       9.75              " "
03-09   " "    20000     8.0007       9.60              " "
03-10   " "    15000     7.8500       9.35              " "
03-11   " "     8000     7.4548       9.05              " "
03-12   " "    19200     7.5543       9.09              " "
03-15   " "    10000     7.3670       8.87              " "
03-16   " "    15000     7.2302       8.92              " "
03-17   " "    18000     7.3600       9.01              " "
03-18   " "    10000     7.3271       8.98              " "
03-19   " "    17000     7.2465       8.97              " "
03-22   " "    13000     7.0000       8.72              " "
03-23   " "     9200     7.0783       8.71              " "
03-24   " "    15000     6.9820       8.64              " "
03-25   " "    18000     7.1300       8.85              " "
03-26   " "     2600     7.1238       8.90              " "
03-29   " "      500     7.2700       9.03              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          4/5/04